UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 2nd Floor, New York, NY 10105
(Address of principal executive offices) (Zip code)

Darlene DeRemer, 1345 Avenue of the Americas, 2nd Floor,  New York, NY 10105

(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end: 10/31

Date of reporting period: 07/31/17

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of July 31, 2017 are filed herewith.

American Independence Funds Trust	Schedule of Investments
AI Large Cap Growth Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.4%
Consumer Discretionary — 26.1%

Apparel Retail — 2.2%
TJX Cos., Inc.	825	58,006

Cable & Satellite — 2.5%
Comcast Corp., Class A	1,589	64,275

Footwear — 1.3%
NIKE, Inc., Class B	575	33,954

General Merchandise Stores — 1.4%
Dollar Tree, Inc. (a)	495	35,679

Internet & Direct Marketing Research — 11.1%
Amazon.com, Inc. (a)	141	139,277
Expedia, Inc.	168	26,287
Netflix, Inc. (a)	241	43,780
Priceline Group, Inc. (The) (a)	38	77,083
		286,427

Motorcycle Manufacturers — 1.0%
Harley-Davidson Inc.	555	27,012

Movies & Entertainment — 3.5%
Twenty-First Century Fox, Inc., Class A	866	25,200
Walt Disney Company (The)	582	63,979
		89,179

Restaurants — 1.6%
Chipotle Mexican Grill, Inc. (a)	45	15,470
Starbucks Corporation	468	25,263
		40,733

Specialty Stores — 1.5%
Ulta Beauty Inc. (a)	154	38,686

Total Consumer Discretionary		673,951

Consumer Staples — 9.8%
Altria Group Inc.	604	39,242
Campbell Soup Co.	969	51,192
Colgate-Palmolive Co	621	44,836
Estee Lauder Cos., Inc. (The), Class A	313	30,984
General Mills, Inc.	653	36,346
Hershey Company (The)	489	51,497
		254,097

Energy — 1.8%
Cimarex Energy Co.	477	47,237

Financials — 9.8%
Equifax, Inc.	198	28,797
Intercontinental Exchange, Inc.	634	42,294
Marsh & McLennan Companies, Inc.	953	74,306
Progressive Corp. (The)	1,443	68,009
XL Group Ltd	866	38,450
		251,856

Health Care — 14.1%
Abbott Laboratories	1,024	50,360

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
AI Large Cap Growth Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.4% (continued)
Health Care — 14.1% (continued)
AbbVie, Inc.	748	52,293
Agilent Technologies, Inc.	644	38,505
Anthem, Inc.	235	43,759
Bristol-Myers Squibb Company	496	28,223
Celgene Corporation (a)	356	48,206
Edwards Lifesciences Corp. (a)	146	16,816
Eli Lilly & Company	403	33,312
Hologic, Inc. (a)	692	30,593
Stryker Corp	155	22,801
		364,868

Industrials — 5.2%
AMETEK Inc.	412	25,371
Roper Technologies, Inc.	284	66,018
Verisk Analytics, Inc. (a)	503	43,892
		135,281
Information Technology — 29.6%

Application Software — 2.0%
Adobe Systems, Inc. (a)	351	51,418

Data Processing & Outsourced Services — 11.1%
Automatic Data Processing, Inc.	613	72,892
Fiserv, Inc. (a)	379	48,702
Mastercard Incorporated, Class A	296	37,829
Paychex, Inc.	1,061	61,379
Visa, Inc., Class A	663	66,008
		286,810

Electronic Components — 1.6%
Amphenol Corp., Class A	530	40,609

Internet Software & Services — 5.2%
eBay, Inc. (a)	671	23,975
Facebook, Inc., Class A (a)	650	110,012
		133,987

Systems Software — 4.2%
Microsoft Corp.	1,506	109,486

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	954	141,888

Total Information Technology		764,198

Total Common Stocks (Cost $2,302,795)		2,491,488

Short-Term Investment — 3.6%
Money Market Fund — 3.6%
Federated Government Obligations Fund, Premier Shares, 0.90% (b)	93,388	93,388

Total Short-Term Investment (Cost $93,388)		93,388

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
AI Large Cap Growth Fund	July 31, 2017 (Unaudited)

Total Investments (Cost $2,396,183(c)) — 100.0%	$2,584,876
Other assets in excess of liabilities — 0.0%	1,065

NET ASSETS — 100.0%	$2,585,941

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 7/31/17.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,491,488	$—	$—	$2,491,488
Short-Term Investment	93,388	—	—	93,388
Total Investments	$2,584,876	$—	$—	$2,584,876

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Hillcrest Small Cap Value Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.2%
Consumer Discretionary — 10.7%
Aaron's, Inc.	2,773	128,334
Caleres, Inc.	2,228	60,780
Group 1 Automotive, Inc.	740	44,067
Helen of Troy Limited (a) (b)	813	81,910
Tenneco Inc.	1,391	76,922
Winnebago Industries, Inc.	2,540	93,472
		485,485

Consumer Staples — 1.0%
Andersons, Inc. (The)	1,361	46,886

Energy — 6.3%
Callon Petroleum Co. (b)	7,878	89,179
Gulfport Energy Corp. (b)	4,360	55,023
McDermott International Inc (b)	7,146	48,379
SRC Energy Inc (b)	11,171	95,065
		287,646

Financials — 26.7%

Banks — 19.8%
Cathay General Bancorp	1,719	64,377
Customers Bancorp, Inc. (b)	3,611	107,788
First Busey Corporation	2,632	76,960
First Interstate BancSystem, Inc., Class A	2,259	82,566
Fulton Financial Corp.	4,988	91,031
HomeStreet, Inc. (b)	2,819	73,999
MainSource Financial Group, Inc.	1,768	61,774
Seacoast Banking Corporation of Florida (b)	3,311	77,378
Sterling Bancorp/DE	4,831	111,596
UMB Financial Corp.	1,252	87,214
Valley National Bancorp	5,700	67,716
		902,399

Diversified — 1.7%
Hilltop Holdings, Inc.	3,111	77,868

Insurance — 5.2%
American Equity Investment Life Holding Co.	2,740	73,377
Argo Group International Holdings, Ltd. (a)	1,451	86,988
National General Holdings Corp.	3,470	73,599
		233,964
Total Financials		1,214,231

Health Care — 5.6%
Aceto Corp.	4,489	75,774
AMN Healthcare Services, Inc. (b)	2,122	78,302
INC Research Holdings Inc., Class A (b)	1,812	99,660
		253,736

Industrials — 12.5%
Apogee Enterprises, Inc	1,729	90,064
Briggs & Stratton Corporation	4,168	97,615
Global Brass and Copper Holdings, Inc.	2,748	88,073
Knoll, Inc.	3,291	63,714
Ply Gem Holdings, Inc. (b)	4,060	71,050
Tutor Perini Corporation (b)	3,178	84,535

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.2% (continued)
Industrials — 12.5% (continued)
Universal Forest Products, Inc.	871	73,033
		568,084

Information Technology — 12.0%
Advanced Energy Industries, Inc. (b)	1,218	88,366
Cirrus Logic, Inc. (b)	1,459	89,641
Fabrinet (b)	1,669	75,122
Sanmina Corp (b)	2,848	102,101
Travelport Worldwide Limited (a)	6,458	92,349
Web.com Group Inc (b)	4,572	100,355
		547,934

Materials — 4.5%
Cabot Corp.	1,268	68,890
P.H. Glatfelter Co.	2,037	41,697
Stepan Co	1,139	93,592
		204,179

Real Estate — 11.5%

REIT — 11.5%
GEO Group, Inc. (The)	2,758	80,947
Lexington Realty Trust	7,690	78,284
Preferred Apartment Communities, Inc.	5,640	97,403
Ramco-Gershenson Properties Trust	4,360	61,432
RLJ Lodging Trust	2,959	62,613
Ryman Hospitality Properties, Inc.	1,299	81,305
Select Income REIT	2,581	60,576
		522,560

Utilities — 6.4%
Avista Corp.	1,508	79,336
Black Hills Corp.	1,792	124,831
NRG Yield Inc	4,822	89,689
		293,856
Total Common Stocks (Cost $4,012,158)		4,424,597

Short-Term Investment — 2.9%
Money Market Fund — 2.9%
Federated Government Obligations Fund, Premier Shares, 0.90% (c)	132,897	132,897

Total Short-Term Investment (Cost $132,897)		132,897

Total Investment (Cost $4,145,055(d)) — 100.1%		$4,557,494
Liabilities in excess of other assets — (0.1)%		(5,876)

NET ASSETS — 100.0%		$4,551,618

(a)	Foreign security incorporated outside the United States.
(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield at 7/31/17.
(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Hillcrest Small Cap Value Fund	July 31, 2017 (Unaudited)

Summary of Abbreviations
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,424,597	$—	$—	$4,424,597
Short-Term Investment	132,897	—	—	132,897
Total Investments	$4,557,494	$—	$—	$4,557,494

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence JAForlines Global Tactical Allocation Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Exchange Traded Products — 97.0%
International Equity Exchange Traded Products — 31.4%
Deutsche X-trackers MSCI Eurozone Hedged Equity ETF	68,614	2,004,544
Deutsche X-trackers MSCI Japan Hedged Equity ETF	17,581	685,483
iShares Core MSCI Emerging Markets ETF	227,177	11,992,674
iShares Currency Hedged MSCI Eurozone ETF	201,577	5,813,481
iShares Currency Hedged MSCI Japan ETF	174,888	5,178,434
iShares MSCI Europe Financials ETF	339,250	7,877,385
iShares MSCI Thailand Capped ETF	28,174	2,228,563
WisdomTree Europe Hedged Equity Fund	17,694	1,097,205
		36,877,769

International Fixed Income Exchange Traded Product — 11.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	115,632	13,327,744

U.S. Alternative Exchange Traded Product — 4.7%
iShares Gold Trust (a)	453,543	5,542,295

U.S. Equity Exchange Traded Products — 27.8%
Energy Select Sector SPDR Fund	88,829	5,917,788
Financial Select Sector SPDR Fund	376,256	9,440,263
iShares Exponential Technologies ETF	225,659	7,410,642
iShares Nasdaq Biotechnology ETF	19,498	6,221,617
iShares U.S. Aerospace & Defense ETF	22,567	3,721,298
		32,711,608

U.S. Fixed Income Exchange Traded Products — 21.8%
iShares iBoxx High Yield Corporate Bond ETF	62,282	5,537,493
iShares U.S. Preferred Stock ETF	286,804	11,257,057
VanEck Vectors Fallen Angel High Yield Bond ETF	294,134	8,806,372
		25,600,922
Total Exchange Traded Products (Cost $106,443,616)		114,060,338

Short-Term Investment — 2.8%
Money Market Fund — 2.8%
Federated Government Obligations Fund, Premier Shares, 0.90% (b)	3,263,406	3,263,406

Total Short-Term Investment (Cost $3,263,406)		3,263,406

Total Investments (Cost $109,707,022(c)) — 99.8%		$117,323,744
Other assets in excess of liabilities — 0.2%		273,648

NET ASSETS — 100.0%		$117,597,392

(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield at 7/31/17.
(c)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence JAForlines Global Tactical Allocation Fund	July 31, 2017 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Products	$114,060,338	$—	$—	$114,060,338
Short-Term Investment	3,263,406	—	—	3,263,406
Total Investments	$117,323,744	$—	$—	$117,323,744

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
AI International Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.7%
Australia — 4.9%
Adelaide Brighton Ltd.	7,970	35,759
AGL Energy Ltd.	1,650	31,746
ALS Ltd.	2,570	15,224
Amcor Ltd.	6,960	85,236
Ansell Ltd.	1,120	19,644
ASX Ltd.	2,170	90,604
Aurizon Holdings Ltd.	5,330	21,361
AusNet Services	10,360	13,523
Boral Ltd.	12,360	68,283
Brambles, Ltd.	2,700	19,917
Caltex Australia Ltd.	950	23,617
Challenger Ltd.	2,480	25,441
CIMIC Group Ltd.	1,150	38,027
Coca-Cola Amatil, Ltd.	3,390	22,301
Cochlear Ltd.	130	14,826
Commonwealth Bank of Australia	1,120	74,866
Computershare Ltd.	5,520	62,004
Credit Corp. Group Ltd.	2,820	38,182
Dexus Property Group	3,500	26,210
DuluxGroup Ltd.	4,450	23,412
Flight Centre Travel Group Ltd.	1,010	35,075
Goodman Group	2,530	16,078
GPT Group	3,430	13,116
Iluka Resources Ltd.	8,460	60,921
Independence Group NL	4,000	9,612
Insurance Australia Group Ltd.	7,760	41,321
Macquarie Group Ltd.	180	12,334
Metcash Ltd.	7,250	15,164
Mineral Resources Ltd.	5,520	54,072
Mirvac Group	13,510	23,405
National Australia Bank Ltd.	3,520	84,164
Oil Search Ltd.	4,700	24,915
OZ Minerals Ltd.	11,710	77,967
QBE Insurance Group Ltd.	4,880	46,166
REA Group Ltd.	600	33,061
Resolute Mining Ltd.	16,210	13,847
Rio Tinto, Ltd.	1,820	95,591
Sims Metal Management Ltd.	3,270	40,568
Sonic Healthcare Ltd.	860	15,304
Suncorp Group Ltd.	1,330	15,173
Vicinity Centres	6,100	13,392
Washington H Soul Pattinson & Co., Ltd.	2,750	38,727
Webjet Ltd.	2,000	18,394
Wesfarmers Ltd.	800	26,013
Western Areas Ltd. (a)	5,970	11,296
Westpac Banking Corp.	1,600	40,645
Woolworths Ltd.	4,260	90,805
WorleyParsons Ltd. (a)	2,300	21,630
		1,738,939

Canada — 6.3%
AGF Management Ltd., Class B	3,370	20,183
AGT Food & Ingredients, Inc.	580	11,794
Aimia, Inc.	11,050	12,812
Alimentation Couche-Tard, Inc., Class B	420	19,855
Arizona Mining, Inc. (a)	7,580	20,244
ATS Automation Tooling Systems, Inc. (a)	1,630	17,465

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.7% (continued)
Canada — 6.3% (continued)
Avigilon Corp. (a)	2,460	27,893
Ballard Power Systems, Inc. (a)	15,520	45,173
Bank of Montreal	1,450	109,637
Bank of Nova Scotia	430	26,706
BCE, Inc.	2,470	115,580
BlackBerry Ltd. (a)	5,750	53,748
Bombardier, Inc., Class B (a)	11,280	22,639
Calfrac Well Services Ltd. (a)	4,420	11,946
Cameco Corp.	1,890	19,299
Canadian Imperial Bank of Commerce	420	36,344
Canadian Natural Resources Ltd.	3,510	107,018
Canadian Pacific Railway Ltd.	300	46,823
Canadian Tire Corp. Ltd., Class A	410	46,655
Canfor Corp. (a)	1,390	23,252
Cenovus Energy, Inc.	1,980	16,577
CGI Group, Inc. (a)	700	36,847
Chartwell Retirement Residences	1,420	17,384
Corus Entertainment, Inc.	1,550	17,153
Crius Energy Trust	1,130	8,819
Empire Co., Ltd.	1,260	20,412
Enbridge, Inc.	570	23,555
Encana Corp.	5,990	60,111
Entertainment One Ltd.	9,950	31,313
Fairfax Financial Holdings Ltd.	120	57,046
Fortis, Inc.	920	33,443
Franco-Nevada Corp.	700	50,561
Genworth MI Canada, Inc.	2,320	67,470
goeasy Ltd.	810	18,090
Great-West Lifeco, Inc.	930	26,459
Husky Energy, Inc. (a)	1,280	14,769
IGM Financial, Inc.	520	17,447
Industrial Alliance Insurance & Financial Services, Inc.	1,110	51,337
Manulife Financial Corp.	750	15,401
Maple Leaf Foods, Inc.	1,080	29,759
Medical Facilities Corp.	3,670	38,267
MTY Food Group, Inc.	1,420	53,434
National Bank of Canada	2,410	108,205
Norbord, Inc.	610	21,584
Onex Corp.	350	27,961
Paramount Resources Ltd., Class A (a)	2,750	43,935
Quebecor, Inc., Class B	1,040	35,933
Rogers Communications, Inc., Class B	2,040	105,752
Royal Bank of Canada	270	20,081
Sabina Gold & Silver Corp. (a)	23,940	43,263
Saputo, Inc.	440	14,868
Sierra Wireless, Inc. (a)	1,180	34,638
Silvercorp Metals, Inc.	19,100	56,051
Sun Life Financial, Inc.	500	19,103
Thomson Reuters Corp.	640	29,221
TMX Group Ltd.	290	15,328
TransAlta Corp.	2,580	16,772
TransCanada Corp.	2,150	109,511
Wesdome Gold Mines Ltd. (a)	12,430	24,450
West Fraser Timber Co., Ltd.	650	34,433
		2,261,809

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.7% (continued)
China — 7.0%
AAC Technologies Holdings, Inc.	3,000	40,370
Agile Group Holdings Ltd.	36,000	42,867
Aluminum Corp. of China Ltd., Class H (a)	168,000	105,401
Bank of China Ltd., Class H	91,000	44,858
Bank of Communications Co., Ltd., Class H	45,000	33,360
BOC Hong Kong Holdings Ltd.	52,000	255,999
Brilliance China Automotive Holdings Ltd.	20,000	50,652
BYD Co., Ltd., Class H	5,500	34,295
China Agri-Industries Holdings Ltd.	212,000	95,004
China Communications Construction Co., Ltd., Class H	37,000	49,364
China Communications Services Corp. Ltd., Class H	150,000	81,624
China Foods Ltd.	106,000	48,859
China Life Insurance Co., Ltd., Class H	24,000	76,054
China Merchants Bank Co., Ltd., Class H	11,500	37,842
China Oilfield Services Ltd., Class H	30,000	25,582
China Overseas Land & Investment Ltd.	12,000	40,716
China Petroleum & Chemical Corp., Class H	208,000	157,927
China Resources Gas Group Ltd.	12,000	45,479
China Resources Land Ltd.	46,000	147,832
China Yurun Food Group Ltd. (a)	331,000	42,804
Dongfeng Motor Group Co., Ltd., Class H	52,000	63,717
Golden Eagle Retail Group Ltd.	14,000	18,104
Hisense Kelon Electrical Holdings Co., Ltd., Class H	98,000	140,283
Industrial & Commercial Bank of China Ltd., Class H	309,000	216,413
Jiangxi Copper Co., Ltd., Class H	17,000	31,039
KWG Property Holding Ltd.	99,000	73,519
Li Ning Co., Ltd. (a)	45,500	35,886
Lonking Holdings Ltd.	374,000	122,110
Parkson Retail Group Ltd.	285,500	46,059
Ping An Insurance Group Co. of China Ltd., Class H	10,000	74,198
Sinopec Shanghai Petrochemical Co., Ltd., Class H	102,000	57,986
Tingyi Cayman Islands Holding Corp.	28,000	35,671
Zijin Mining Group Co., Ltd., Class H	308,000	111,603
		2,483,477

France — 13.7%
Air Liquide SA	1,120	136,930
AXA SA	10,670	313,986
BNP Paribas SA	4,460	344,780
Casino Guichard Perrachon SA	4,650	282,552
Cie de Saint-Gobain	11,080	612,522
Cie Generale d'Optique Essilor International SA	4,380	553,051
Dassault Systemes SA	3,870	378,194
Direct Energie	1,650	94,104
Electricite de France SA	38,120	385,245
Guerbet	3,239	290,181
Pernod-Ricard SA	2,770	382,908
Total SA	10,900	552,068
Vallourec SA (a)	40,120	236,122
Vinci SA	3,870	345,572
		4,908,215

Germany — 11.7%
Bayer AG	1,800	227,387
Carl Zeiss Meditec AG	7,150	381,862
Daimler AG	3,460	241,857
Deutsche Bank AG	8,300	147,662

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.7% (continued)
Germany — 11.7% (continued)
Deutsche Post AG	3,190	123,358
Deutsche Telekom AG	5,580	101,607
Fresenius Medical Care AG & Co. KGaA	3,680	346,177
Infineon Technologies AG	17,480	378,885
LANXESS AG	4,410	339,095
Porsche Automobil Holding SE	6,720	383,338
RWE AG (a)	4,870	102,286
SAP AG	940	99,386
Siemens AG	880	119,052
thyssenkrupp AG	14,340	424,097
United Internet AG	3,260	197,898
Volkswagen AG	3,610	553,715
		4,167,662

Hong Kong — 6.0%
Cheung Kong Infrastructure Holdings Ltd.	3,000	27,983
CK Hutchison Holdings, Ltd.	3,500	46,113
CLP Holdings, Ltd.	20,500	218,512
CNOOC, Ltd.	68,000	76,095
Digital China Holdings Ltd. (a)	228,000	149,758
Hang Lung Group Ltd.	8,000	30,422
Hang Seng Bank Ltd.	1,900	41,356
Henderson Land Development Co., Ltd.	6,600	38,196
Hong Kong Exchanges and Clearing Ltd.	1,400	39,938
Lenovo Group Ltd.	198,000	122,701
Melco International Development Ltd.	20,000	47,374
MTR Corp. Ltd.	6,500	37,576
Road King Infrastructure Ltd.	25,000	32,906
Shangri-La Asia Ltd.	50,000	81,304
Shougang Fushan Resources Group Ltd.	790,000	183,081
Shun Tak Holdings Ltd. (a)	74,000	31,930
Sino Land Co., Ltd.	26,000	42,944
Skyfame Realty Holdings Ltd. (a)	488,000	75,604
Skyworth Digital Holdings Ltd.	282,000	151,287
Stella International Holdings Ltd.	23,000	39,343
Sun Hung Kai Properties, Ltd.	15,000	232,388
Swire Properties Ltd.	10,600	36,644
Wharf Holdings Ltd.	28,000	238,227
Wheelock & Co., Ltd.	5,000	37,707
Xinyi Glass Holdings Ltd.	34,000	35,175
Yuexiu Property Co., Ltd.	196,000	36,890
		2,131,454

Ireland — 0.2%
James Hardie Industries PLC	5,130	78,469

Italy — 6.5%
Carraro SpA (a)	22,480	79,828
Davide Campari-Milano SpA	60,530	446,375
Emak SpA	21,900	40,795
Enel SpA	61,400	349,202
Interpump Group SpA	3,640	110,419
Mediobanca SpA	42,950	446,362
Prima Industrie SpA	2,260	70,155
Telecom Italia SpA (a)	405,890	416,561
Terna Rete Elettrica Nazionale SpA	66,840	380,299
		2,339,996

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.7% (continued)
Japan — 17.8%
AEON Financial Service Co., Ltd.	2,500	54,324
Aeon Mall Co., Ltd.	8,400	159,721
Aida Engineering Ltd.	3,900	39,425
Asahi Group Holdings, Ltd.	2,600	105,864
Asahi Kasei Corp.	11,000	125,884
Astellas Pharma, Inc.	7,200	91,747
Broccoli Co., Ltd.	15,000	152,179
Central Japan Railway Co.	700	112,449
Daito Trust Construction Co., Ltd.	500	84,348
Daiwa Securities Group, Inc.	4,000	23,027
Denso Corp.	4,300	206,487
East Japan Railway Co.	3,200	299,742
Enigmo, Inc. (a)	7,300	109,274
FANUC Corp.	1,200	245,061
Hachijuni Bank Ltd.	22,100	140,206
Hankyu Hanshin Holdings, Inc.	2,100	74,786
Hitachi Transport System Ltd.	1,300	29,896
Iyo Bank Ltd.	30,700	250,334
Japan Tobacco, Inc.	9,200	319,225
Kagome Co., Ltd.	3,000	90,954
Kajima Corp.	10,000	87,063
KDDI Corp.	3,600	95,136
Kikkoman Corp.	4,000	122,359
Koito Manufacturing Co., Ltd.	2,200	128,621
Kyowa Hakko Kirin Co., Ltd.	1,800	32,613
Mabuchi Motor Co., Ltd.	600	31,603
Marubeni Corp.	18,200	120,455
Mitsubishi Corp.	10,500	227,732
Mitsubishi Estate Co., Ltd.	4,200	76,250
Mitsui & Co., Ltd.	6,200	90,058
MS&AD Insurance Group Holdings, Inc.	800	28,034
Murata Manufacturing Co., Ltd.	700	108,838
Nachi-Fujikoshi Corp.	19,000	105,064
Nichi-iko Pharmaceutical Co., Ltd.	8,000	122,431
Nippon Chemi-Con Corp.	9,000	36,409
Nippon Shinyaku Co., Ltd.	1,100	69,388
Nissan Motor Co., Ltd.	13,600	134,898
Nitori Holdings Co., Ltd.	200	28,164
NTT DOCOMO, Inc.	6,100	141,493
Okasan Securities Group, Inc.	10,000	60,546
Oriental Land Co., Ltd.	2,700	195,337
Panasonic Corp.	2,500	34,413
Resona Holdings, Inc.	32,100	165,126
Resorttrust, Inc.	2,000	36,816
Seven & I Holdings Co., Ltd.	6,200	249,414
Shimamura Co., Ltd.	1,300	161,419
Shimizu Corp.	5,000	52,763
Shinko Electric Industries Co., Ltd.	3,600	26,227
Sony Corp.	1,800	73,958
Stanley Electric Co., Ltd.	1,000	33,033
Sumitomo Metal Mining Co., Ltd.	2,000	30,201
Takeda Pharmaceutical Co., Ltd.	6,200	327,240
Terumo Corp.	6,900	260,713
Tokyu Corp.	5,000	73,442
Yakult Honsha Co., Ltd.	700	47,640
Yamada Denki Co., Ltd.	6,100	32,516
		6,362,346

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.7% (continued)
Luxembourg — 1.0%
Eurofins Scientific SE	630	349,389

Taiwan — 0.1%
FIH Mobile Ltd.	83,000	27,737

United Kingdom — 13.5%
888 Holdings PLC	8,227	27,930
accesso Technology Group PLC (a)	2,830	61,003
Ashmore Group PLC	12,210	57,951
Ashtead Group PLC	2,350	50,470
Balfour Beatty PLC	61,520	214,124
BGEO Group PLC	3,050	138,607
CRH PLC	3,550	124,355
CVS Group PLC	4,390	74,662
De La Rue PLC	19,710	173,323
Devro PLC	11,950	34,030
Diageo PLC	5,730	184,969
Dialight PLC (a)	5,810	69,322
Diploma PLC	2,280	32,464
Drax Group PLC	9,890	41,516
Electrocomponents PLC	9,600	78,471
Elementis PLC	14,370	56,154
Fidessa Group PLC	1,730	51,638
G4S PLC	42,910	186,009
Galliford Try PLC	11,080	198,082
Games Workshop Group PLC	4,560	96,310
Greggs PLC	3,630	52,643
Halfords Group PLC	13,780	60,534
Hilton Food Group PLC	2,002	17,829
HomeServe PLC	11,750	112,311
HSBC Holdings PLC	5,600	56,250
Hunting PLC (a)	26,260	161,922
Inmarsat PLC	3,150	32,206
JD Sports Fashion PLC	41,710	196,810
John Menzies PLC	7,050	65,249
Keller Group PLC	4,850	56,269
Kier Group PLC	1,660	28,210
Ladbrokes Coral Group PLC	52,720	87,925
Lamprell PLC (a)	61,327	80,044
Lancashire Holdings, Ltd.	4,300	41,214
Marshalls PLC	22,800	115,217
McBride PLC	12,890	32,119
Morgan Advanced Materials PLC	7,960	31,420
NMC Health PLC	2,820	84,135
Northgate PLC	29,050	165,338
Pennon Group PLC	15,660	166,200
Redrow PLC	26,680	208,234
Renishaw PLC	890	48,929
Rhythmone PLC (a)	116,290	54,810
Ricardo PLC	1,559	15,878
Scapa Group PLC	11,970	75,710
SDL PLC	4,760	40,320
Serco Group PLC (a)	116,750	170,854
Standard Chartered PLC (a)	3,350	36,888
Stobart Group Ltd.	7,992	29,049
SuperGroup PLC	3,330	65,766
TalkTalk Telecom Group PLC	17,080	40,533
Taylor Wimpey PLC	13,570	34,064

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
AI International Fund	July 31, 2017 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 88.7% (continued)
United Kingdom — 13.5% (continued)
Tesco PLC (a)	40,750	93,588
TP ICAP PLC	5,100	32,738
Victoria PLC (a)	16,380	118,774
Weir Group PLC	6,550	158,374
		4,819,744

United States — 0.0% (b)
ResMed, Inc.	1,940	14,961

Total Common Stocks (Cost $29,516,733)		31,684,198

Exchange Traded Products — 6.9%
United States — 6.9%
iShares Latin America 40 ETF	20,684	682,158
iShares MSCI South Korea Capped ETF	14,238	992,389
iShares MSCI Taiwan Capped ETF	21,567	789,352
Total Exchange Traded Products (Cost $2,061,842)		2,463,899

Mutual Fund — 0.1%
Canada — 0.1%
Allied Properties Real Estate Investment Trust	1,520	46,368

Total Mutual Funds (Cost $43,722)		46,368

Short-Term Investment — 3.8%
Money Market Fund — 3.8%
Federated Treasury Obligations Fund, Institutional Shares, 0.89% (c)	1,349,129	1,349,129

Total Short-Term Investment (Cost $1,349,129)		1,349,129

Total Investments (Cost $32,971,426(d)) — 99.5%		$35,543,594
Other assets in excess of liabilities — 0.5%		163,833

NET ASSETS — 100.0%		$35,707,427

(a)	Non-income producing security.
(b)	Rounds to less than 0.1%.
(c)	Rate listed is the 7-day effective yield at 7/31/17.
(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ETF — Exchange-Traded Fund
PLC — Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$31,684,198	$-	$-	$31,684,198
Exchange Traded Products	2,463,899	-	-	2,463,899
Mutual Fund	46,368	-	-	46,368
Short-Term Investment	1,349,129	-	-	1,349,129
Total Investments	$35,543,594	$-	$-	$35,543,594

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.1%*
Municipal Bonds — 97.1%
Education — 27.1%
Bourbon County Unified School District No. 234-Fort Scott, GO UT, 5.00%, 9/01/25, Callable 9/01/24	355,000	422,890
Butler County Unified School District No. 385 Andover, GO UT,
4.00%, 9/01/31, Callable 9/01/27	500,000	551,895
5.00%, 9/01/34, Callable 9/01/27	2,000,000	2,383,980
Butler County Unified School District No. 490 El Dorado, GO UT, AGM, 4.05%, 9/01/27, Pre-Refunded 9/01/17	630,000	631,569
Butler County Unified School District No. 490 El Dorado, GO UT, BAM, 4.00%, 9/01/36, Callable 9/01/26	500,000	532,910
City of Ottawa, Education, RB, 5.00%, 4/15/25, Pre-Refunded 4/15/19	1,510,000	1,612,604
Dodge City Community College, Higher Education, RB, 5.13%, 4/01/30, Pre-Refunded 4/01/20	250,000	276,245
Douglas County Unified School District No. 348 Baldwin City, GO UT, 5.00%, 9/01/30, Pre-Refunded 9/01/19	1,405,000	1,520,266
Douglas County Unified School District No. 491 Eudora, GO UT, AGM, 5.00%, 9/01/29, Pre-Refunded 9/01/18	450,000	469,642
Douglas County Unified School District No. 497 Lawrence, GO UT, 4.00%, 9/01/33, Callable 9/01/24	500,000	534,955
Finney County Unified School District No. 457 Garden City, GO UT, 4.00%, 9/01/31, Callable 9/01/26	500,000	539,465
Ford County Unified School District No 443 Dodge City, 4.00%, 3/01/34, Callable 3/01/27	1,000,000	1,060,440
Franklin County Unified School District No. 290 Ottawa, GO UT,
5.00%, 9/01/31, Callable 9/01/25	1,715,000	2,003,583
5.00%, 9/01/32, Callable 9/01/25	150,000	174,413
5.00%, 9/01/33, Callable 9/01/25	1,000,000	1,154,910
4.00%, 9/01/40, Callable 9/01/25	250,000	264,133
Johnson & Miami Counties Unified School District No. 230 Spring Hills, GO UT,
5.25%, 9/01/29, Pre-Refunded 9/01/21	1,500,000	1,722,960
4.00%, 9/01/33, Callable 9/01/26	1,000,000	1,082,240
Johnson County Unified School District No. 231 Gardner - Edgerton, GO UT,
2.00%, 10/01/18	185,000	187,087
4.00%, 10/01/18	200,000	207,002
Johnson County Unified School District No. 233 Olathe, GO UT,
4.00%, 9/01/31, Callable 9/01/26	1,000,000	1,093,070
4.00%, 9/01/33, Callable 9/01/24	175,000	187,234
Johnson County Unified School District No. 512 Shawnee Mission, GO UT, 5.00%, 10/01/32, Callable 10/01/25	1,000,000	1,184,300
Kansas Development Finance Authority, 4.50%, 4/01/22, Callable 4/01/20	225,000	243,707
Kansas Development Finance Authority, Development, RB,
4.00%, 10/01/20	250,000	268,420
5.00%, 2/01/22, Callable 2/01/20	555,000	605,383
4.00%, 11/01/27, Callable 11/01/19	765,000	805,476
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,221,188
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,225,150
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,667,125
4.00%, 5/01/34, Callable 5/01/22	1,000,000	1,052,930
Kansas Development Finance Authority, Higher Education, RB,
3.00%, 3/01/24	1,105,000	1,179,820
4.00%, 4/01/24, Callable 4/01/20	230,000	243,887
5.00%, 4/01/29, Callable 4/01/20	650,000	702,559
Leavenworth County Unified School District No. 453, GO UT, AGC,
5.25%, 9/01/23, Pre-Refunded 9/01/19	440,000	476,454
5.25%, 9/01/23, Pre-Refunded 9/01/19	60,000	64,971
Leavenworth County Unified School District No. 453, GO UT, AGM, 4.75%, 3/01/25, Pre-Refunded 9/01/19	535,000	573,852
Leavenworth County Unified School District No. 458, GO UT,
5.25%, 9/01/28, Pre-Refunded 9/01/19	1,250,000	1,354,912
5.00%, 9/01/29, Pre-Refunded 9/01/19	395,000	426,130
5.00%, 9/01/30, Pre-Refunded 9/01/19	215,000	231,944
Miami County Unified School District No. 416 Louisburg, GO UT, 2.00%, 9/01/17	250,000	250,252
Reno County Unified School District No. 308 Hutchinson, GO UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/17	200,000	200,572
Rice County Unified School District No. 376 Sterling, GO UT, AGC,
5.25%, 9/01/35, Pre-Refunded 9/01/19	165,000	178,636
5.25%, 9/01/35, Pre-Refunded 9/01/19	335,000	362,684

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.1% (continued)
Municipal Bonds — 97.1% (continued)
Education — 27.1% (continued)
Riley County Unified School District No. 383 Manhattan-Ogden, GO UT,
5.00%, 9/01/23, Pre-Refunded 9/01/19	1,000,000	1,073,030
5.00%, 9/01/27, Pre-Refunded 9/01/18	1,350,000	1,404,459
Sedgwick County Public Building Commission, RB,
5.00%, 8/01/23, Pre-Refunded 8/01/18	390,000	404,765
5.00%, 8/01/24, Pre-Refunded 8/01/18	100,000	103,786
5.25%, 8/01/26, Pre-Refunded 8/01/18	180,000	187,258
5.25%, 8/01/28, Pre-Refunded 8/01/18	800,000	832,256
Sedgwick County Unified School District No. 259 Wichita, 3.00%, 10/01/21	500,000	536,840
Sedgwick County Unified School District No. 259 Wichita, GO UT,
5.00%, 10/01/21, Pre-Refunded 10/01/18	30,000	31,392
5.00%, 10/01/21, Pre-Refunded 10/01/18	915,000	957,465
5.00%, 10/01/21, Callable 10/01/18	55,000	57,723
Sedgwick County Unified School District No. 260 Derby, GO UT, 5.00%, 10/01/29, Pre-Refunded 10/01/22	340,000	402,594
Sedgwick County Unified School District No. 261 Haysville, GO UT, AGM,
5.00%, 11/01/19, Callable 11/01/17	20,000	20,214
5.00%, 11/01/23, Pre-Refunded 11/01/17	195,000	196,970
5.00%, 11/01/23, Callable 11/01/17	5,000	5,054
Sedgwick County Unified School District No. 262 Valley Center,
4.00%, 9/01/30, Callable 9/01/24	500,000	531,660
5.00%, 9/01/33, Callable 9/01/24	750,000	858,885
Sedgwick County Unified School District No. 262 Valley Center, GO UT, AGC,
5.00%, 9/01/24, Pre-Refunded 9/01/18	725,000	753,608
5.00%, 9/01/24, Callable 9/01/18	20,000	20,831
Sedgwick County Unified School District No. 265 Goddard, GO UT, 5.00%, 10/01/24	370,000	449,483
Sedgwick County Unified School District No. 265 Goddard, GO UT, AGC, 4.50%, 10/01/24, Pre-Refunded 10/01/18	250,000	260,310
Sedgwick County Unified School District No. 266 Maize, GO UT, 5.00%, 9/01/21	500,000	577,765
Sedgwick County Unified School District No. 266 Maize, GO UT, NATL-RE, 5.00%, 9/01/19, Pre-Refunded 9/01/17	500,000	501,615
Shawne County Unified School District No. 437 Auburn - Washburn, GO UT, 3.95%, 9/01/28, Pre-Refunded 9/01/20	825,000	895,958
Sumner County Unified School District No. 353 Wellington, GO UT, BAM, 5.00%, 9/01/26, Callable 9/01/23	230,000	270,740
Washburn University/Topeka, Higher Education, RB, Series 2015A,
5.00%, 7/01/35, Callable 7/01/25	500,000	566,935
4.00%, 7/01/41, Callable 7/01/25	330,000	341,540
Wyandotte County Unified School District No. 500 Kansas City, School District, GO UT, 5.00%, 9/01/30, Callable 9/01/26	500,000	598,700
		48,975,681

General Obligation — 20.8%
Ashland Public Building Commission, 5.00%, 9/01/35, Callable 9/01/23	720,000	768,089
Ashland Public Building Commission, RB,
4.00%, 9/01/19	100,000	104,029
4.00%, 9/01/20	110,000	115,793
Barton County Community College,
4.00%, 12/01/32, Callable 12/01/25	555,000	596,037
4.00%, 12/01/34, Callable 12/01/25	250,000	265,828
City of Abilene, GO UT,
4.30%, 9/01/27, Pre-Refunded 9/01/20	150,000	164,486
4.60%, 9/01/30, Pre-Refunded 9/01/20	500,000	552,815
City of Dodge City, GO UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	877,051
City of Dodge City, RB, 4.00%, 6/01/24	230,000	260,314
City of Ellis, GO UT, 2.00%, 10/01/17	245,000	245,331
City of Haysville, 4.13%, 11/01/32, Callable 11/01/25	460,000	472,116
City of Junction City, GO UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,078,600
City of Leavenworth, GO UT, 1.10%, 9/01/18, Callable 9/01/17	505,000	505,035
City of Leawood, GO UT, 4.20%, 9/01/23, Pre-Refunded 9/01/17	565,000	566,452

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.1% (continued)
Municipal Bonds — 97.1% (continued)
General Obligation — 20.8% (continued)
City of Lindsborg, GO UT, 4.60%, 10/01/29, Pre-Refunded 10/01/18	600,000	625,080
City of Manhattan, GO UT,
3.00%, 11/01/17	120,000	120,646
4.50%, 11/01/17	400,000	403,612
5.00%, 11/01/25	570,000	703,750
4.10%, 11/01/26, Pre-Refunded 11/01/18	415,000	431,235
City of Newton, GO UT, 4.00%, 9/01/23	250,000	284,460
City of Olathe, GO UT,
5.00%, 10/01/24, Callable 10/01/23	535,000	645,140
4.00%, 10/01/25, Callable 10/01/24	1,000,000	1,139,960
City of Park City, GO UT,
5.38%, 12/01/25, Pre-Refunded 12/01/19	495,000	543,856
5.38%, 12/01/25, Callable 12/01/19	5,000	5,490
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 8/31/17	990,000	973,447
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 9/15/17	390,000	391,057
City of Shawnee, GO UT, 4.00%, 12/01/27, Callable 12/01/24	425,000	476,196
City of Topeka, GO UT, 4.50%, 8/15/30, Callable 8/15/19	450,000	476,374
City of Wichita, GO UT,
5.00%, 12/01/25	500,000	617,550
4.00%, 6/01/26, Callable 6/01/20 @101	475,000	509,556
4.00%, 6/01/27, Callable 6/01/20 @101	780,000	833,157
4.00%, 12/01/29, Callable 12/01/20 @101	250,000	269,870
County of Clay, GO UT, 4.00%, 10/01/36, Callable 10/01/24	750,000	780,780
County of Douglas, GO UT, 4.25%, 9/01/30, Callable 9/01/19	320,000	337,933
County of Franklin, COP, 4.75%, 9/01/21, Callable 8/31/17	695,000	696,765
County of Johnson, GO UT,
4.75%, 9/01/27, Pre-Refunded 9/01/18	500,000	519,990
4.00%, 9/01/28, Callable 9/01/25	1,125,000	1,275,885
3.00%, 9/01/30, Callable 9/01/22	400,000	407,560
County of Scott, GO UT, 5.00%, 4/01/28, Pre-Refunded 4/01/20	500,000	551,550
Crawford County Public Building Commission, RB, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,484,575
Hutchinson Community College & Area Vocational School, Higher Education, COP, 4.00%, 10/01/37, Callable 10/01/21	1,700,000	1,741,191
Johnson County Public Building Commission, RB, 2.00%, 9/01/17	170,000	170,178
Kansas Development Finance Authority, GO,
5.00%, 4/01/25, Callable 4/01/23	800,000	932,496
4.75%, 9/01/34, Callable 9/01/19	360,000	383,843
Kansas Development Finance Authority, RB,
5.00%, 11/01/18	200,000	209,942
5.00%, 4/01/26, Callable 4/01/23	1,485,000	1,726,609
5.00%, 4/01/29, Callable 4/01/23	775,000	894,799
5.00%, 4/01/31, Callable 4/01/23	1,000,000	1,150,540
5.00%, 4/01/34, Callable 4/01/23	2,000,000	2,281,620
Kansas Development Finance Authority, RB, AMBAC, 5.25%, 10/01/17, Callable 8/31/17	135,000	135,470
Pratt County Public Building Commission, RB,
3.25%, 12/01/32, Pre-Refunded 12/01/17	495,000	498,792
3.25%, 12/01/32, Callable 12/01/17	655,000	655,734
Wyandotte County-Kansas City Unified Government, Facilities, GO UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	988,367
Wyandotte County-Kansas City Unified Government, GO UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,110,190
4.00%, 8/01/30, Callable 8/01/20	500,000	529,075
Wyandotte County-Kansas City Unified Government, RB,
5.00%, 12/01/23	570,000	671,146
4.88%, 10/01/28, Callable 8/31/17	440,000	439,982
		37,597,424

Health Care — 18.3%
Allen County Public Building Commission, RB,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,431,817
5.15%, 12/01/36, Callable 12/01/22	500,000	539,000

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.1% (continued)
Municipal Bonds — 97.1% (continued)
Health Care — 18.3% (continued)
City of Manhattan, Medical, RB, 5.00%, 11/15/29, Callable 11/15/22	680,000	747,354
City of Olathe, Medical, RB,
5.13%, 9/01/22, Callable 9/01/17	880,000	883,133
5.13%, 9/01/22, Pre-Refunded 9/01/17	435,000	436,427
5.25%, 9/01/25, Callable 9/01/19	580,000	629,555
5.00%, 9/01/29, Callable 9/01/17	490,000	491,450
5.00%, 9/01/29, Pre-Refunded 9/01/17	320,000	321,021
4.00%, 9/01/30, Callable 9/01/21	450,000	460,881
5.00%, 9/01/30, Callable 9/01/19	750,000	796,342
City of Wichita, Medical, RB,
5.00%, 11/15/17	200,000	202,312
4.75%, 11/15/24, Pre-Refunded 11/15/19	810,000	877,238
5.25%, 11/15/24, Pre-Refunded 11/15/19	2,150,000	2,352,659
5.00%, 11/15/29, Pre-Refunded 11/15/21	3,070,000	3,548,644
Kansas Development Finance Authority, Medical, RB,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,424,085
5.00%, 11/15/22, Pre-Refunded 11/15/17	260,000	263,006
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,108,050
5.00%, 11/15/24, Pre-Refunded 11/15/17	1,110,000	1,122,832
5.25%, 1/01/25, Pre-Refunded 1/01/20	1,300,000	1,428,661
5.25%, 1/01/25, Callable 1/01/20	200,000	217,992
5.00%, 5/15/25, Pre-Refunded 5/15/19	1,500,000	1,605,210
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,067,530
5.50%, 11/15/29, Callable 11/15/19	1,295,000	1,418,180
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,083,840
5.25%, 11/15/30, Callable 11/15/19	250,000	265,385
5.00%, 11/15/32, Callable 5/15/22	1,500,000	1,704,255
5.00%, 11/15/34, Callable 5/15/22	350,000	396,806
5.00%, 5/15/35, Pre-Refunded 5/15/19	330,000	353,146
Kansas Development Finance Authority, Medical, RB, NATL-RE, 5.00%, 11/15/27, Pre-Refunded 11/15/17	1,875,000	1,896,937
Lyon County Public Building Commission, Medical, RB, 4.00%, 12/01/21, Pre-Refunded 12/01/18	500,000	520,135
Lyon County Public Building Commission, Medical, RB, AGM, 5.00%, 12/01/35, Callable 12/01/26	1,335,000	1,530,885
Mitchell County Public Building Commission, Medical, RB, AGM, 4.50%, 3/01/28, Pre-Refunded 3/01/18	430,000	438,948
Pawnee County Public Building Commission, Medical, RB, 4.00%, 2/15/31, Callable 2/15/22	145,000	148,809
University of Kansas Hospital Authority, Medical, RB, Series 2015,
5.00%, 9/01/28, Callable 9/01/25	250,000	293,855
5.00%, 9/01/30, Callable 9/01/25	350,000	406,137
5.00%, 9/01/31, Callable 9/01/25	500,000	577,845
		32,990,362

Housing — 1.9%
City of Phillipsburg, Facilities, RB, 4.50%, 10/01/28, Callable 10/01/20	545,000	590,186
County of Sedgwick / County of Shawnee, Single Family Housing, RB, GNMA, 6.70%, 6/01/29 †	10,000	10,194
La Cygne Public Building Commission, RB, 5.00%, 11/01/29, Callable 11/01/19	375,000	404,111
Topeka Public Building Commission, RB, NATL-RE, 5.00%, 6/01/27, Callable 6/01/18 @102	2,355,000	2,471,855
		3,476,346

Other Revenue Bonds — 1.0%
Kansas Development Finance Authority, RB, FSA,
5.13%, 11/01/25, Pre-Refunded 11/01/18	100,000	105,177
5.25%, 11/01/28, Pre-Refunded 11/01/18	305,000	321,260
Kansas Development Finance Authority, RB, NATL-RE,
5.25%, 11/01/21, Pre-Refunded 11/01/17	250,000	252,677
5.25%, 11/01/26, Pre-Refunded 11/01/17	1,200,000	1,212,852
		1,891,966

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.1% (continued)
Municipal Bonds — 97.1% (continued)
Tax Obligation — 2.4%
City of Dodge City, RB, AGM, 5.25%, 6/01/31, Pre-Refunded 6/01/19	825,000	888,649
Johnson County Public Building Commission, RB,
4.00%, 9/01/20, Pre-Refunded 9/01/18	325,000	335,888
4.00%, 9/01/22, Pre-Refunded 9/01/19	415,000	438,771
4.50%, 9/01/22, Pre-Refunded 9/01/18	100,000	103,885
4.00%, 9/01/24, Callable 9/01/20	500,000	537,770
4.75%, 9/01/24, Pre-Refunded 9/01/18	790,000	822,809
4.88%, 9/01/25, Pre-Refunded 9/01/18	200,000	208,572
4.50%, 9/01/27, Callable 9/01/21	955,000	1,063,096
		4,399,440

Transportation — 4.6%
Kansas Development Finance Authority, Transportation, RB,
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,329,842
4.63%, 10/01/26, Callable 10/01/18	300,000	311,949
Kansas State Department of Transportation, RB,
4.30%, 9/01/21, Pre-Refunded 9/01/18	575,000	595,476
5.00%, 9/01/24, Pre-Refunded 9/01/18	1,360,000	1,418,616
Kansas Turnpike Authority, Transportation, RB, 4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,060,010
Overland Park Transportation Development District, RB, 5.90%, 4/01/32, Callable 4/01/20	1,125,000	1,183,320
State of Kansas Department of Transportation, 5.00%, 9/01/23	200,000	241,290
State of Kansas Department of Transportation, RB,
5.00%, 9/01/24	500,000	612,200
5.00%, 9/01/34, Callable 9/01/25	1,260,000	1,492,117
		8,244,820

Utilities — 21.0%
Chisholm Creek Utility Authority, Water, RB, AMBAC, 4.25%, 9/01/29, Pre-Refunded 9/01/17	300,000	300,783
City of Lawrence Water & Sewage System, RB,
4.00%, 11/01/17	1,000,000	1,007,810
4.00%, 11/01/38, Callable 11/01/25	1,000,000	1,072,520
City of Lawrence, Water, RB, 4.30%, 11/01/22, Callable 11/01/18	235,000	244,146
City of Olathe KS Water & Sewer System, RB, 4.00%, 7/01/24, Callable 1/01/24	250,000	285,435
City of Topeka Combined Utility, RB,
4.00%, 8/01/26, Callable 8/01/21	2,600,000	2,808,026
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,349,618
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,314,202
City of Topeka, Utilities, RB, 4.50%, 8/01/33, Callable 8/01/19	650,000	686,069
City of Wichita Water & Sewer Utility, RB,
4.00%, 10/01/20	500,000	543,295
5.00%, 10/01/26	765,000	955,493
3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,078,945
City of Wichita, Utilities, RB,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,141,090
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,015,832
City of Wichita, Water, RB, 5.00%, 10/01/39, Pre-Refunded 10/01/19	1,000,000	1,085,070
City of Wichita, Water/Sewer, RB,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,062,210
5.00%, 10/01/29, Pre-Refunded 10/01/19	750,000	813,803
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,060,000
City of Wichita, Water/Sewer, RB, AGM, 5.00%, 10/01/32, Pre-Refunded 10/01/17 @101	500,000	508,330
Johnson County Water District No. 1, Water, RB,
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,466,928
3.25%, 12/01/30, Callable 12/01/17	3,615,000	3,621,760
Kansas Development Finance Authority, Water, RB, 4.00%, 3/01/27, Callable 3/01/19	775,000	804,473
Kansas Power Pool, Power, RB, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,073,690
Kansas Power Pool, Utilities, RB,
5.00%, 12/01/19	600,000	647,850
5.00%, 12/01/23, Callable 12/01/22	200,000	229,520

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 97.1% (continued)
Municipal Bonds — 97.1% (continued)
Utilities — 21.0% (continued)
5.00%, 12/01/28, Callable 12/01/25	700,000	820,470
Kansas Rural Water Finance Authority, Water, RB, 4.10%, 9/01/34, Callable 3/01/21	270,000	276,677
Marais Des Cygnes Public Utility Authority, Water, RB, AGC,
4.63%, 12/01/38, Pre-Refunded 12/01/17	340,000	344,189
4.63%, 12/01/38, Pre-Refunded 12/01/17	245,000	248,018
4.63%, 12/01/38, Pre-Refunded 12/01/17	235,000	237,895
Puerto Rico Electric Power Authority, Power, RB, NATL-RE, 5.00%, 7/01/19	1,000,000	1,039,690
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Pre-Refunded 3/01/19	800,000	850,480
Wyandotte County-Kansas City Unified Government Utility System Improvement RB, 5.00%, 9/01/31, Callable 9/01/26	500,000	584,570
Wyandotte County-Kansas City Unified Government Utility System, RB,
5.00%, 9/01/31, Callable 9/01/25	850,000	985,669
5.00%, 9/01/32, Callable 9/01/22	1,090,000	1,245,990
5.00%, 9/01/33, Callable 9/01/25	100,000	114,946
Wyandotte County-Kansas City Unified Government, RB,
4.25%, 9/01/23, Callable 3/01/20	500,000	530,845
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,472,692
		37,929,029
Total Municipal Bonds (Cost $168,431,206)		175,505,068

	Shares
Short-Term Investment — 1.9%
Money Market Fund — 1.9%
Federated Tax-Free Obligations Fund, Wealth Shares, 0.71% (a)	3,386,678	3,386,678

Total Short-Term Investment (Cost $3,386,678)		3,386,678

Total Investments (Cost $171,817,884(b)) — 99.0%		$178,891,746
Other assets in excess of liabilities — 1.0%		1,727,937

NET ASSETS — 100.0%		$180,619,683

*	All Callable and Pre-Refunded are @ 100 unless stated otherwise.
†	Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/17.
(a)	Rate listed is the 7-day effective yield at 7/31/17.
(b)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
BAM — Build America Mutual
COP — Certificate of Participation
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
RB — Revenue Bonds
UT — Unlimited Tax

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Kansas Tax-Exempt Bond Fund	July 31, 2017 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$175,505,068	$—	$175,505,068
Short-Term Investments	3,386,678	-	-	3,386,678
Total Investments	$3,386,678	$175,505,068	$—	$178,891,746

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence Carret Core Plus Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.3%*
Collateralized Mortgage Obligations — 3.9%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 3.36%, 6/25/34, Callable 8/25/17 †	21,051	21,536
Fannie Mae REMICS,
Series 1994-77, Class FB, 2.73%, 4/25/24 Demand Date 08/25/17 † (a)	19,650	20,057
Series 2002-44, Class FJ, 2.23%, 4/25/32 Demand Date 08/25/17 † (a)	20,722	21,072
Series 2002-60, Class FV, 2.23%, 4/25/32 Demand Date 08/25/17 † (a)	15,506	15,871
Series 2002-66, Class FG, 2.23%, 9/25/32 Demand Date 08/25/17 † (a)	17,739	18,061
Series 2002-69, Class FA, 2.23%, 10/25/32 Demand Date 08/25/17 † (a)	14,778	15,038
Series 2003-106, Class FA, 2.13%, 11/25/33 Demand Date 08/25/17 † (a)	9,689	9,875
Series 2007-88, Class FW, 1.78%, 9/25/37 Demand Date 08/25/17 † (a)	10,861	11,005
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 5/25/18	32,713	38,526
Freddie Mac REMICS, Series 1382, Class KA, 2.38%, 10/15/22, Callable 8/15/17, Demand Date 08/15/17 † (a)	16,680	17,038
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 1.68%, 3/25/18, Callable 8/25/17, Demand Date 08/25/17 † (a)	2,259	2,251
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.73%, 3/25/33, Callable 8/25/17 †	34,618	34,871
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class B, 4.31%, 8/15/45	850,000	902,313
Series 2013-C12, Class B, 3.86%, 3/15/48 †	775,000	799,558
Total Collateralized Mortgage Obligations (Cost $1,930,063)		1,927,072

Commercial Mortgage-Backed Securities — 1.6%
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class B, 4.14%, 2/15/48 †	775,000	786,842
Total Commercial Mortgage-Backed Securities (Cost $793,456)		786,842

Corporate Bonds — 64.0%
Consumer Discretionary — 7.8%
AutoZone, Inc., 4.00%, 11/15/20, Callable 8/15/20	650,000	683,048
Dollar Tree, Inc., 5.75%, 3/01/23, Callable 3/01/18 @104.313	825,000	876,554
General Motors Co., 4.88%, 10/02/23	800,000	865,742
L Brands, Inc., 5.63%, 2/15/22	275,000	289,437
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19	275,000	285,258
Liberty Interactive LLC, 8.50%, 7/15/29	400,000	446,000
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18	400,000	421,000
		3,867,039

Consumer Staples — 1.7%
JM Smucker Co. (The), 3.50%, 10/15/21	800,000	836,260

Energy — 4.2%
BP Capital Markets PLC, 3.25%, 5/06/22 (b)	800,000	828,510
Marathon Oil Corp., 5.90%, 3/15/18	400,000	410,344
Phillips 66, 4.30%, 4/01/22	800,000	860,784
		2,099,638

Financials — 19.3%
Bank of America Corp., 5.65%, 5/01/18	550,000	565,587
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25	530,000	540,691
Capital One Financial Corp., 4.75%, 7/15/21	690,000	748,480
Citigroup, Inc., 3.88%, 10/25/23	800,000	841,355
Deutsche Bank AG/London, 1.88%, 2/13/18 (b)	400,000	400,124
Goldman Sachs Group, Inc. (The), 6.00%, 6/15/20	800,000	884,100
Huntington Bancshares, Inc., 2.60%, 8/02/18, Callable 7/02/18	550,000	555,140
Icahn Enterprises Finance Corp., 5.88%, 2/01/22, Callable 9/11/17 @104.406	400,000	413,180
Janus Capital Group, Inc., 4.88%, 8/01/25, Callable 5/01/25	800,000	864,625
Leucadia National Corp., 5.50%, 10/18/23, Callable 1/18/23	800,000	863,088
Prudential Financial, Inc., 5.38%, 6/21/20	735,000	802,219
SunTrust Banks, Inc., 2.90%, 3/03/21, Callable 2/03/21	550,000	560,743
Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19	800,000	813,266

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.3%* (continued)
Corporate Bonds — 64.0% (continued)
Financials — 19.3% (continued)
Synovus Financial Corp., 7.88%, 2/15/19	725,000	787,749
		9,640,347

Health Care — 3.4%
Amgen, Inc., 3.88%, 11/15/21, Callable 8/15/21	800,000	851,143
C.R. Bard, Inc., 4.40%, 1/15/21, Callable 10/15/20	800,000	840,849
		1,691,992

Industrials — 1.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21, Callable 9/11/17 @104.31	750,000	776,250

Information Technology — 10.0%
CDK Global, Inc., 3.80%, 10/15/19, Callable 9/15/19	800,000	828,264
Dell, Inc., 7.10%, 4/15/28	400,000	444,000
eBay, Inc., 2.20%, 8/01/19, Callable 7/01/19	800,000	805,034
Intel Corp., 2.70%, 12/15/22	800,000	816,337
QUALCOMM, Inc., 3.00%, 5/20/22	800,000	825,832
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25	800,000	819,485
Western Digital Corp., 10.50%, 4/01/24, Callable 4/01/19	400,000	474,500
		5,013,452

Materials — 2.5%
Ball Corp., 5.00%, 3/15/22	275,000	296,973
Freeport-McMoRan, Inc., 2.38%, 3/15/18	400,000	400,500
WestRock RKT Co., 4.45%, 3/01/19	550,000	570,463
		1,267,936

Real Estate — 5.6%
DDR Corp., 7.88%, 9/01/20	785,000	898,948
HCP, Inc., 2.63%, 2/01/20, Callable 11/01/19	765,000	773,286
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21	720,000	730,189
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22	400,000	408,209
		2,810,632

Telecommunication Services — 3.9%
CCO Holdings Capital Corp., 5.75%, 9/01/23, Callable 3/01/18	400,000	416,500
CenturyLink, Inc., 6.75%, 12/01/23	275,000	292,875
T-Mobile USA, Inc., 6.84%, 4/28/23, Callable 4/28/18	400,000	425,500
Time Warner Cable, Inc., 6.75%, 7/01/18	800,000	835,259
		1,970,134

Utilities — 4.0%
Dominion Resources, Inc., 1.90%, 6/15/18	550,000	551,422
Enterprise Products Operating LLC, 5.20%, 9/01/20	570,000	620,094
Exelon Generation Co. LLC, 6.20%, 10/01/17	800,000	805,578
		1,977,094
Total Corporate Bonds (Cost $31,630,889)		31,950,774

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	92,051	18,344
Series 386, Class 2, 5.00%, 11/25/37	67,370	14,381
Total Mortgage Derivatives - IO STRIPS (Cost $43,421)		32,725

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
Long Term Investments — 98.3%* (continued)
U.S. Government Agency Pass-Through Securities — 25.5%
Federal Home Loan Mortgage Corporation — 14.1%
6.00%, Pool #J01657, 4/01/21	13,203	13,664
4.50%, Pool #E02698, 6/01/25	224,195	238,395
2.92%, Pool #846367, 4/01/29, Demand Date 08/01/17 † (a)	3,626	3,799
6.50%, Pool #C00742, 4/01/29	97,202	110,191
7.50%, Pool #G01548, 7/01/32	34,960	42,438
6.00%, Pool #G04457, 5/01/38	72,583	82,959
5.00%, Pool #A89640, 11/01/39	397,587	439,511
5.50%, Pool #G05903, 3/01/40	247,231	277,569
3.50%, Pool #Q11547, 9/01/42	1,394,999	1,444,772
3.50%, Pool #G08554, 10/01/43	1,738,147	1,800,104
4.00%, Pool #V81429, 11/01/44	558,855	589,177
4.00%, Pool #G08677, 11/01/45	1,879,949	1,981,949
		7,024,528

Federal National Mortgage Association — 11.1%
4.50%, Pool #MA0776, 6/01/31	230,760	248,456
3.22%, Pool #759385, 1/01/34, Demand Date 12/01/17 † (a)	15,833	16,715
2.92%, Pool #776486, 3/01/34, Demand Date 08/01/17 † (a)	37,084	38,647
3.60%, Pool #791523, 7/01/34, Demand Date 12/01/17 † (a)	18,992	19,961
2.88%, Pool #810896, 1/01/35, Demand Date 08/01/17 † (a)	174,359	181,542
5.00%, Pool #735580, 6/01/35	195,205	214,009
5.50%, Pool #AD0110, 4/01/36	143,583	161,992
6.00%, Pool #AD4941, 6/01/40	134,131	151,020
3.00%, Pool #AU1629, 7/01/43	2,034,636	2,049,290
3.50%, Pool #AY6497, 3/01/45	1,117,184	1,151,319
4.00%, Pool #AS6121, 11/01/45	1,265,181	1,332,789
		5,565,740

Government National Mortgage Association — 0.3%
6.50%, Pool #455165, 7/15/28	145,537	159,494
Total U.S. Government Agency Pass-Through Securities (Cost $12,603,565)		12,749,762

U.S. Treasury Obligations — 3.2%
U.S. Treasury Notes — 3.2%
2.13%, 12/31/21	800,000	812,125
1.75%, 5/15/23	800,000	790,656

Total U.S. Treasury Obligations (Cost $1,624,202)		1,602,781

Total Long Term Investments (Cost $48,625,596)		49,049,956

	Shares
Short-Term Investment — 1.0%
Money Market Fund — 1.0%
Federated Government Obligations Fund, Premier Shares, 0.90% (c)	469,476	469,476

Total Short-Term Investment (Cost $469,476)		469,476

Total Investments (Cost $49,095,072(d)) — 99.3%		$49,519,432
Other assets in excess of liabilities — 0.7%		373,628

NET ASSETS — 100.0%		$49,893,060

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence Carret Core Plus Fund	July 31, 2017 (Unaudited)

*	All Callable are @ 100 unless stated otherwise.
†	Variable or floating rate security. The rate reflected on the Schedule of Investments is the rate in effect at 7/31/17.
(a)
The demand date is either (i) the date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is used to determine the average maturity for the fund.

(b)	Foreign security incorporated outside the United States.
(c)	Rate listed is the 7-day effective yield at 7/31/17.
(d)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Seperately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$1,927,072	$-	$1,927,072
Commercial Mortgage-Backed Security	-	786,842	-	786,842
Corporate Bonds	-	31,950,774	-	31,950,774
Mortgage Derivatives - IO STRIPS	-	32,725	-	32,725
U.S. Government Agency Pass-Through Securities	-	12,749,762	-	12,749,762
U.S. Treasury Obligations	-	1,602,781	-	1,602,781
Short-Term Investment	469,476	-	-	469,476
Total Investments	$469,476	$49,049,956	$-	$49,519,432

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments
American Independence U.S. Inflation-Protected Fund	July 31, 2017 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 98.0%
U.S. Treasury Inflation-Indexed Bonds — 29.2%
2.38%, 1/15/25	2,973,107	3,403,125
2.00%, 1/15/26	5,668,193	6,384,040
2.38%, 1/15/27	5,930,521	6,945,251
1.75%, 1/15/28	7,046,341	7,900,562
3.63%, 4/15/28	3,177,468	4,171,647
2.50%, 1/15/29	9,753,696	11,796,589
3.88%, 4/15/29	6,713,857	9,155,357
2.13%, 2/15/40	2,411,714	2,999,316
2.13%, 2/15/41	1,888,609	2,358,328
0.75%, 2/15/42	8,317,824	7,906,765
1.38%, 2/15/44	18,460,055	20,057,311
1.00%, 2/15/46	4,947,304	4,933,179
0.88%, 2/15/47	2,463,558	2,386,259
		90,397,729

U.S. Treasury Inflation-Indexed Notes — 68.8%
2.13%, 1/15/19	1,835,159	1,893,551
0.13%, 4/15/19	28,126,063	28,170,305
0.13%, 4/15/20	34,099,329	34,235,147
1.13%, 1/15/21	3,971,527	4,132,132
0.13%, 4/15/21	26,857,146	26,910,914
0.13%, 1/15/22	1,329,950	1,333,898
0.13%, 7/15/22	1,908,111	1,918,516
0.13%, 1/15/23	10,878,062	10,841,871
0.38%, 7/15/23	6,214,956	6,291,798
0.63%, 1/15/24	35,419,327	36,143,050
0.25%, 1/15/25	6,705,728	6,629,235
0.38%, 7/15/25	5,593,277	5,588,691
0.63%, 1/15/26	11,123,352	11,259,891
0.13%, 7/15/26	28,842,120	27,996,902
0.38%, 1/15/27	7,578,063	7,483,511
0.38%, 7/15/27	2,671,255	2,643,680
		213,473,092
Total U.S. Treasury Inflation-Indexed Securities (Cost $304,798,600)		303,870,821

	Shares
Short-Term Investments — 4.0%
U.S. Treasury Bill — 1.6%
0.00%, 8/31/17	5,030,000	5,026,102

Money Market Fund — 2.4%
Federated Treasury Obligations Fund, Institutional Shares, 0.89% (a)	7,264,247	7,264,247

Total Short-Term Investments (Cost $12,290,349)		12,290,349

Total Investments (Cost $317,088,949(b)) — 102.0%		$316,161,170
Liabilities in excess of other assets — (2.0)%		(6,059,479)

NET ASSETS — 100.0%		$310,101,691

See Notes to Schedules of Investments

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence U.S. Inflation-Protected Fund	July 31, 2017 (Unaudited)

Number of Contracts	Description	Notional Value($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts ─ 0.0% (c)
Futures Contracts Purchased — 0.0% (c)
56	September 2017, 10-Year Treasury Note, expiration 9/29/2017	7,049,874	(349)
224	September 2017, 5-Year Treasury Note, expiration 10/4/2017	26,465,242	27,449
			27,100
Futures Contracts Sold — (0.0)% (c)
(31)	September 2017, Long Treasury Bond, expiration 9/29/2017	(4,742,033)	(5,908)
(17)	September 2017, Ultra 10-Year Treasury Note, expiration 9/29/2017	(2,295,797)	(5,316)
(45)	September 2017, 2-Year Treasury Note, expiration 10/4/2017	(9,735,471)	(4,558)
			(15,782)
Total Unrealized Appreciation			11,318

(a)	Rate listed is the 7-day effective yield at 7/31/17.
(b)	See Notes to Schedules of Investments for tax unrealized appreciation (depreciation) of securities.
(c)	Rounds to less than 0.1%.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$303,870,821	$—	$303,870,821
Short-Term Investments	12,290,349	—	—	12,290,349
Total Investments	$12,290,349	$303,870,821	$—	$316,161,170

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$27,100	$—	$—	$27,100
Futures Contracts Sold	(15,782)	—	—	(15,782)
Total Other Financial Instruments	$11,318	$—	$—	$11,318

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Investments

American Independence Funds Trust
Notes to Schedules of Investments
July 31, 2017 (Unaudited)

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

As of July 31, 2017, the Trust offered seven series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of investments of each of the seven active series (individually, a "Fund"; collectively, the "Funds").  All of the Funds are diversified under the 1940 Act except for American Independence Kansas Tax-Exempt Bond Fund and AI Large Cap Growth Fund.

2. Significant Accounting Policies:

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedules of  investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies not traded on an exchange are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which prices from the Funds’ pricing services are not readily available are valued at fair value by American Independence Financial Services, LLC (“American Independence” or the “Adviser”) or the sub-adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration or type of investments.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Financial Futures Contracts

During the reporting period, the American Independence U.S. Inflation-Protected Fund entered into financial futures contracts to hedge interest rate risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of the Fund’s open futures contracts as of July 31, 2017 are contained at the end of that Fund’s Schedule of Investments. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The American Independence Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At July 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
AI Large Cap Growth Fund	2,429,255	202,741	(47,120)	155,621
American Independence Hillcrest Small Cap Value Fund	4,150,959	534,635	(128,100)	406,535
American Independence JAForlines Global Tactical Allocation Fund	109,798,741	7,818,281	(293,278)	7,525,003
AI International Fund	33,014,201	3,073,545	(544,152)	2,529,393
American Independence Kansas Tax-Exempt Bond Fund	171,817,884	7,404,635	(330,773)	7,073,862
American Independence Carret Core Plus Fund	49,096,024	597,314	(173,906)	423,408
American Independence U.S. Inflation- Protected Fund	318,433,587	-	(2,272,417)	(2,272,417)

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/Darlene DeRemer
Darlene DeRemer
Chief Executive Officer

Date: September 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Darlene DeRemer
Darlene DeRemer
Chief Executive Officer

Date: September 20, 2017

By (Signature and Title)

/s/Terrance P. Gallagher
Terrance P. Gallagher
Treasurer and Principal Financial Accounting Officer

Date: September 27, 2017